Summary of Significant Accounting Policies - Estimated Useful Lives of Respective Assets (Detail)	12 Months Ended
Dec. 31, 2016
Minimum [Member] | Buildings and improvements [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Plant, machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Other equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Buildings and improvements [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	40 years
Maximum [Member] | Plant, machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	25 years
Maximum [Member] | Other equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	10 years